TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Carryforward tax losses	$ 2,210	$ 1,625
Deferred revenues	5,764	4,172
Temporary differences	5,881	4,982
Intangible assets	36	294
Deferred tax assets before valuation allowance	13,891	11,073
Valuation allowance	(1,495)	(1,032)
Net deferred tax asset	12,396	10,041
Intangible assets, including goodwill	(2,997)	(2,931)
Depreciable assets	(1,989)	(1,840)
Unrealized losses (gains) on marketable securities	7	(419)
Deferred tax liability	(4,979)	(5,190)
Net deferred tax assets	$ 7,417	$ 4,851